INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Valuation allowance	$ 11,630,000	$ 9,491,000
Change in valuation allowance	2,139,000	1,497,000
Net operating loss carryforwards	$ 20,100,000
NOL expiration	Dec. 31, 2032